Note 12 - Financial Instruments designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities designated at fair value through profit or loss
Financial Instruments designated at fair value through profit or loss
Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2020	2019	2018
ASSETS
Debt securities	7.2.2	1.117	1.214	1.313
LIABILITIES
Customer deposits		902	944	976
Debt certificates		4.531	4.656	2.858
Other financial liabilities: Unit-linked products		4.617	4.410	3.159
Total liabilities	8.1	10.050	10.010	6.993